Share-based Payment Arrangements (Tables)	6 Months Ended
Jun. 30, 2023
Texts Block [Abstract]
Summary of Reconciliation of Outstanding RSUs

The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
’000
As of January 1, 2023	131,765
Granted	89,486
Vested	(49,297)
Canceled and forfeited	(23,631)
As of June 30, 2023	148,323

Summary of Reconciliation of Outstanding Share Options

The number and weighted-average exercise prices of Share Options under the 2021 Plan were as follows:

	Number of Share Options *	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
As of January 1, 2023	54,937	2.22	7.22
Exercised	(942)	1.46
Canceled and forfeited	(499)	1.70
As of June 30, 2023	53,496	2.24	6.73

	Number of Share Options *	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
As of January 1, 2023	32,021	2.10
As of June 30, 2023	32,468	2.11